Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 26,110	$ 27,090	$ 77,535	$ 78,453
Interest expense	17,759	19,763	53,180	58,171
Net interest income	8,351	7,327	24,355	20,282
Interest and dividend income [member] | Financial assets measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	7,679	8,678	22,932	27,583
Interest and dividend income [member] | Financial assets measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	2,240	1,927	6,395	5,162
Interest and dividend income [member] | Financial assets measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	16,191	16,485	48,208	45,708
Interest expense [member] | Financial liabilities measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	7,623	8,432	22,985	26,227
Interest expense [member] | Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	$ 10,136	$ 11,331	$ 30,195	$ 31,944